Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets
CONDENSED BALANCE SHEET
S

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	14	147	23
Receivables from subsidiaries	692,781	442,491	67,814

Total current assets	692,795	442,638	67,837

Total assets	692,795	442,638	67,837

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Refund from depository bank – current	—	2,060	316
Non-current liabilities:
Refund from depository bank – non-current	—	8,020	1,229

Total liabilities	—	10,080	1,545

Shareholders’ equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,372,222,222 shares issued, 2,350,123,270 and 2,328,326,132 shares outstanding as of December 31, 2019 and 2020, respectively)	1	1	—
Subscriptions receivable from shareholders	(1)	(1)	—
Treasury stocks (US$0.00000005 par value; 22,098,952 and 43,896,090 shares as of December 31, 2019 and 2020, respectively)	—	(23,915)	(3,665)
Additional paid-in capital	1,631,609	1,634,619	250,516
Statutory reserves	97,307	97,307	14,913
Accumulated other comprehensive loss	(55,542)	(79,780)	(12,227)
Accumulated deficit	(980,579)	(1,195,673)	(183,245)

Total shareholders’ equity	692,795	432,558	66,292

Total liabilities and shareholders’ equity	692,795	442,638	67,837

Schedule of Condensed Statements of Comprehensive Loss
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB	US$ (Note 2(e))
Operating expenses:
Research and development expenses	(7,208)	(22,465)	(652)	(100)
Sales and marketing expenses	(797)	(358)	(41)	(6)
General and administrative expenses	(5,850)	(247,426)	(2,277)	(349)

Loss from operations	(13,855)	(270,249)	(2,970)	(455)

Interest income	—	5	—	—
Other gains	—	—	2,425	372
Share of loss from subsidiaries	(526,370)	(764,266)	(214,549)	(32,882)

Net loss	(540,225)	(1,034,510)	(215,094)	(32,965)

Foreign currency translation adjustment, net of nil tax	(65,230)	9,688	(24,238)	(3,694)

Total comprehensive loss	(605,455)	(1,024,822)	(239,332)	(36,659)

Schedule of Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB	US$ (Note 2(e))
Cash flows from operating activities
Receipt of refund from depository bank	—	—	13,285	2,036
Other cash used in operating activities	—	(39)	(1)	—

Net cash (used in)/provided by operating activities	—	(39)	13,284	2,036

Cash flows from investing activities
Increase in receivables from subsidiaries	—	(1,252,029)	28,451	4,360

Net cash (used in)/provided by investing activities	—	(1,252,029)	28,451	4,360

Cash flows from financing activities
Proceeds from issuance of ordinary shares	—	669,559	—	—
Proceeds from issuance of ordinary shares upon IPO	—	582,449	—	—
Payment for repurchase of ordinary shares	—	—	(23,915)	(3,665)
Prepayment under share repurchase agreement	—	—	(16,146)	(2,474)

Net cash provided by/(used in) financing activities	—	1,252,008	(40,061)	(6,139)

Net (decrease)/increase in cash and cash equivalents	—	(60)	1,674	257
Effect of exchange rate changes on cash	—	74	(1,541)	(236)
Cash and cash equivalents, beginning of year	—	—	14	2

Cash and cash equivalents, end of year	—	14	147	23